Leases - Schedule of Movement in Lease Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Movement In Lease Liabilities [Abstract]
Balance at the beginning	$ 728	$ 612	$ 520
Additions	125	204	172
Additions through business combination (Refer to Note 2.10)			32
Finance cost accrued during the period	24	24	24
Deletions	(18)	(23)	(20)
Payment of lease liabilities	(128)	(111)	(90)
Translation difference	(9)	22	(26)
Balance at the end	$ 722	$ 728	$ 612